Chad Fickett Assistant General Counsel 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 1209 fax chadfickett@northwesternmutual.com

VIA EDGAR

                    May 3, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account II/ Survivorship Variable Universal Life

Post-Effective Amendment No. 7 to

Form N-6 Registration Statement (“Registration Statement”)

File Nos. 333-136308, 811-21933; CIK No. 0001359314

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Registration Statement. The Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 2012.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours, /s/ CHAD FICKETT Chad Fickett Assistant General Counsel